UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ];        Amendment Number:
                                                      -------

     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SHAPIRO CAPITAL MANAGEMENT COMPANY INC.
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Address:  3060 PEACHTREE ROAD, NW SUITE 1555
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          ATLANTA GA  30066
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Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   MICHAEL MCCARTHY
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Title:  PRINCIPAL
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Phone:  404-842-9600
        ----------------------------------------

Signature, Place, and Date of Signing:

/s/ MICHAEL MCCARTHY      ALANTA, GA 30066        February 17, 2004
--------------------    --------------------     --------------------
    [Signature]            [City, State]                [Date]

Report Type       (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

 Form 13F File Number             Name

  28-
     ----------------------       ---------------------
     [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:      Shapiro Capital Management 12/31/2003

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           42

Form 13F Information Table Value Total:          $1,353,299,631  (thousands)
                                                 --------------

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

 Form 13F File Number             Name

  28-
     ----------------------       ---------------------
     [Repeat as necessary.]

                                                                       FORM 13F

                                                                   (SEC USE ONLY)
Page 1 of 2                               Name of Reporting Manager : SHAPIRO CAPITAL MANAGEMENT COMPANY, INC

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          Item 1:               Item 2:        ITEM 3:      ITEM 4:       ITEM 5:    ITEM 6            ITEM 7          ITEM 8
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                                                                                    Investment         Manager's   Voting Authority
                                                             Fair        Shares of  Discretion           See         (shares)
       Name of Issuer           Title of        CUSIP       Market       Principal  (a)   (b)   (c)    Instr V   (a)  (b)     (c)
                                Class           Number       Value         Amount   Sole Shared Other           Sole Shared  None
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
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Chiquita Brands International         Common   170032809    $81,465,101    3,615,850   a                         a
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US Cellular                           Common   911684108    $81,011,000    2,282,000   a                         a
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Walter Industries, Inc.               Common   93317Q105    $79,073,946    5,923,142   a                         a
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Tom Brown Inc.                        Common   115660201    $77,733,110    2,410,329   a                         a
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Hanover Compressor Co.                Common   410768105    $77,332,576    6,935,657   a                         a
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Lifepoint Hospitals Inc.              Common   53219L109    $75,855,101    2,575,725   a                         a
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Adolph Coors Class B             Cl B Common   217016104    $75,655,619    1,348,585   a                         a
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Apogent Technologies                  Common   03760a101    $71,895,168    3,120,450   a                         a
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Instinet Group Incorporated           Common   457750107    $66,641,891   12,940,173   a                         a
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Sybron Dental Specialties             Common   871142105    $62,025,467    2,207,312   a                         a
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Earthlink Inc.                        Common   270321102    $59,313,340    5,931,334   a                         a
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Alliant Techsystems Inc.              Common   018804104    $57,193,952      990,200   a                         a
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Encore Acquisition Company            Common   29255w100    $54,265,743    2,201,450   a                         a
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Cincinnati Bell Inc.                  Common   171871106    $49,263,088    9,755,067   a                         a
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Platinum Underwriters Holdings        Common   G7127P100    $44,767,500    1,492,250   a                         a
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Viasys Healthcare                     Common   92553Q209    $41,763,822    2,027,370   a                         a
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Montpelier RE Holdings LTD            Common   G62185106    $41,173,730    1,121,900   a                         a
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Gartner, Inc. CL B               Cl B Common   366651206    $38,184,774    3,509,630   a                         a
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NDCHealth Corp                        Common   639480102    $35,973,042    1,404,100   a                         a
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Primedia, Inc.                        Common   74157K101    $34,954,960   12,351,576   a                         a
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Robert Mondavi Corp - Cl A       Cl A Common   609200100    $18,872,356      485,900   a                         a
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Gentek Inc.                           Common   37245x203    $18,420,390      520,350   a                         a
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              SubTotal Page 1                             1,242,835,675   85,150,350
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          Item 1:               Item 2:        ITEM 3:      ITEM 4:       ITEM 5:    ITEM 6            ITEM 7          ITEM 8
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                                                                                    Investment         Manager's   Voting Authority
                                                             Fair        Shares of  Discretion           See         (shares)
       Name of Issuer           Title of        CUSIP       Market       Principal  (a)   (b)   (c)    Instr V   (a)  (b)     (c)
                                Class           Number       Value         Amount   Sole Shared Other           Sole Shared  None
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Gartner, Inc.                    Cl A Common   366651107    $17,568,954    1,553,400   a                         a
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SPDR Trust Series 1                   Common   78462F103    $17,515,472      157,400   a                         a
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FMC Corporation                       Common   302491303    $17,402,887      509,900   a                         a
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Time Warner, Inc.                     Common   887317105    $10,892,945      605,500   a                         a
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Axis Capital Holdings Ltd             Common   G0692U109    $10,142,592      346,400   a                         a
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Kerr-McGee                            Common   492386107     $7,838,214      168,600   a                         a
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BJ Services Company                   Common   055482103     $5,083,440      141,600   a                         a
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Conagra Inc                           Common   205887102     $4,354,350      165,000   a                         a
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Kraft Foods Inc.                      Common   50075n104     $4,188,600      130,000   a                         a
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Concord EFS Inc.                      Common   206197105     $3,769,360      254,000   a                         a
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Wabtec Corporation                    Common   929740108     $2,120,628      124,450   a                         a
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Playtex Products, Inc.                Common   72813P100     $2,075,312      268,475   a                         a
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OGE Energy Corp.                      Common   670837103     $2,059,174       85,125   a                         a
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Medco Health Solutions Inc.           Common   58405u102     $1,244,034       36,600   a                         a
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Duane Reade Inc.                      Common   263578106     $1,137,870       67,250   a                         a
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OGE EGY CAP I 8.375%39             Preferred   67084c200     $1,126,770       42,600   a                         a
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Primedia Preferred 10% Series D    Preferred   74157K606       $980,000       10,000   a                         a
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R.H. Donnelley Corp                   Common   74955w307       $392,424        9,850
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American Annuity                   Preferred   023833205       $312,180       12,100
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Host Marriott 6.75%                Preferred   441079407       $258,750        5,000
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              SubTotal Page 2                              $110,463,956    4,693,250
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                Grand Total                              $1,353,299,631   89,843,600
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